Share Based Compensation - Stock Option Activity (Details) Option in Thousands	12 Months Ended
	Dec. 31, 2024 Option $ / shares	Dec. 31, 2023 Option $ / shares
Number
Outstanding, beginning of year | Option	17,036	21,068
Granted | Option	1,195	1,610
Exercised as options for common shares | Option	(9,796)	(4,611)
Forfeited/expired | Option	(300)	(1,031)
Outstanding, end of year | Option	8,135	17,036
Exercisable, end of year | Option	5,966	14,300
Weighted Average Exercise Price
Outstanding, beginning of year | $ / shares	$ 39.32	$ 38.55
Granted | $ / shares	45.91	44.56
Exercised as options for common shares | $ / shares	39.33	37.11
Forfeited/expired | $ / shares	43.78	41.77
Outstanding, end of year | $ / shares	40.11	39.32
Exercisable, end of year | $ / shares	$ 38.66	$ 39.61